Cash and due from banks and inter-bank funds	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and due from banks and inter-bank funds
4.	Cash and due from banks and inter-bank funds

(a)	The detail of cash and due from banks is as follows:

	2019	2018
	S/(000)	S/(000)
Cash and clearing (b)	1,877,843	1,860,442
Deposits in the Central Reserve Bank of Peru – BCRP (b)	5,861,570	3,639,927
Deposits in banks (c)	2,112,316	1,586,693
Accrued interest	6,209	6,817

	9,857,938	7,093,879
Restricted funds (d)	1,270,937	1,286,532

Total	11,128,875	8,380,411

(b)
In accordance with rules in force, Interbank is required to maintain a legal reserve in order to honor its obligations with the public. This reserve is comprised of funds kept in Interbank and in the BCRP and is made up as follows:

	2019	2018
	S/(000)	S/(000)
Legal reserve
Deposits in BCRP	4,998,770	3,370,087
Cash in vaults	1,757,917	1,738,690

Subtotal legal reserve	6,756,687	5,108,777

Non-mandatory reserve
Overnight BCRP deposits	862,800	269,840
Cash and clearing	119,859	121,496

Subtotal non-mandatory reserve	982,659	391,336

Cash balances not subject to legal reserve	67	256

Total	7,739,413	5,500,369

The legal reserve funds maintained in the BCRP are
non-interest
bearing, except for the part that exceeds the minimum reserve required that accrued interest at an annual rate established by the BCRP. As of December 31, 2019, the excess in foreign currency accrued interest in US Dollars at an annual average rate of 1.25 percent (1.95 percent as of December 31, 2018). During 2019 and 2018, Interbank did not maintain excess reserves in national currency.
In Management’s opinion, Interbank has complied with the requirements established by the rules in force related to the computation of the legal reserve.

(c)	Deposits in domestic banks and abroad are mainly in Soles and US Dollars, they are freely available and accrue interest at market rates.

(d)	The Group maintains restricted funds related to:

	2019	2018
	S/(000)	S/(000)
Repurchase agreements with BCRP (*)	1,208,506	1,189,454
Derivative financial instruments, Note 10(b)	57,816	92,456
Others	4,615	4,622

Total	1,270,937	1,286,532

(*)
As of December 31, 2019, correspond to deposits maintained in the BCRP which guarantee agreements amounting to S/1,205,200,000 (guaranteed agreements amounting to S/1,154,500,000 as of December 31, 2018); see Note 12(b).

Cash and cash equivalents presented in the consolidated statement of cash flows exclude the restricted funds and accrued interest; see Note 3.4(af).

(e)	Inter-bank funds
These are loans made between financial institutions with maturity, in general, being less than 30 days. As of December 31, 2019, Inter-bank funds assets accrue interest at an annual rate of 2.26 percent in national currency and Inter-bank funds liabilities accrue interest at an annual rate of 2.25 percent in national currency and 1.75 percent in foreign currency (annual rate of 2.75 percent in national currency, as of December 31, 2018) and do not have specific guarantees.